Liabilities related to business combinations and to non-controlling interests - Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	€ 133	€ 604	€ 689
Less than 1 year
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	69
From 1 to 3 years
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	64
From 3 to 5 years
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	0
More than 5 years
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	€ 0